Allianz Index Advantage Income ADV, 485BXT
Filed on January 16, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-4

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Insurance Company)

File No. 333-264349
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 11	[X]
(Check appropriate box or boxes.)
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Insurance Company)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(763) 765-7494
(Insurance Company’s Telephone Number, including Area Code)
John P. Hite, Senior Counsel, Associate General Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of each Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b)
X	on February 14, 2025 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial account standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

X	Insurance Company relying on Rule 12h-7 under the Exchange Act
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 10 on November 18, 2024 and are incorporated by reference.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 11 is to delay the effective date of Post-Effective Amendment No. 10, which was filed on November 18, 2024. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 16th day of January, 2025.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Insurance Company – Registrant)
By:	Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, President & Chief Executive Officer (principal executive officer)	January 16, 2025
Jasmine M. Jirele

/s/ Andreas G. Wimmer*	Director and Board Chair	January 16, 2025
Andreas G. Wimmer

/s/ William E. Gaumond*	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	January 16, 2025
William E. Gaumond

/s/ Howard E. Woolley*	Director	January 16, 2025
Howard E. Woolley

/s/ Udo Frank*	Director	January 16, 2025
Udo Frank

/s/ Kevin E. Walker*	Director	January 16, 2025
Kevin E. Walker

/s/ Walter R. White*	Director	January 16, 2025
Walter R. White

/s/ Lauren Kathryn Day*	Director	January 16, 2025
Lauren Kathryn Day

*By Power of Attorney, incorporated by reference as Exhibit 24(c) to Registrant's Post-Effective Amendment No. 7 to Form S-1 (File No. 333-264349), filed on April 17, 2024.

*By:	/s/ John P. Hite
John P. Hite
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File No. 333-264349